Property and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Gravitics Inc [Member]
PropertyAndEquipmentNetLineItems [Line Items]
Depreciation and amortization expenses	$ 35	$ 46	$ 178	$ 178